Jack-Up Rigs	6 Months Ended
Jun. 30, 2024
Jack Up Rigs [Abstract]
Jack-Up Rigs
Note 13 - Jack-Up Rigs
Set forth below is the carrying value of our jack-up rigs:

	June 30, 2024	December 31, 2023
(In $ millions)
Opening balance	2,578.3	2,589.1
Additions	23.3	104.7
Depreciation and amortization	(63.1)	(115.5)
Total	2,538.5	2,578.3
Accumulated depreciation related to jack-up rigs as at June 30, 2024 is $661.2 million (as at December 31, 2023 was $598.1 million).
Depreciation of property, plant and equipment
In addition to the depreciation in the above table, the Company recognized depreciation of $0.3 million and $0.6 million for the three and six months ended June 30, 2024 related to property, plant and equipment ($0.4 million and $0.8 million for the three and six months ended June 30, 2023).
Impairment
During the six months ended June 30, 2024, we considered whether indicators of impairment existed that could indicate that the carrying amounts of our jack-up rigs may not be recoverable as of June 30, 2024, and concluded that no such events or changes in circumstances have occurred to warrant a change in the assumptions utilized in the December 31, 2023 impairment tests of our jack-up rig fleet. We will continue to monitor developments in the markets in which we operate for indications that the carrying values of our long-lived assets are not recoverable.